Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables
	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	326	$526,181	$510,145
Premier Consumer Loans	70	471,275	450,836
Other Consumer Loans	1,892	7,048,324	6,436,597
Real Estate Loans	15	125,994	125,192
Sales Finance Contracts	137	598,578	565,952
Total	2,440	$8,870,352	$8,088,722

The following table presents a summary of loans that were restructured during the three months ended June 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,286	$12,546,322	$11,990,277
Real Estate Loans	7	66,178	66,178
Sales Finance Contracts	179	695,639	659,460
Total	4,472	$13,308,139	$12,715,915

The following table presents a summary of loans that were restructured during the six months ended June 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,122	$1,826,042	$1,773,540
Premier Consumer Loans	233	1,546,354	1,498,776
Other Consumer Loans	5,822	19,844,595	18,474,903
Real Estate Loans	23	234,189	233,387
Sales Finance Contracts	384	1,609,026	1,534,682
Total	7,584	$25,060,206	$23,515,288

The following table presents a summary of loans that were restructured during the six months ended June 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	8,941	$25,191,874	$24,170,946
Real Estate Loans	19	326,510	324,687
Sales Finance Contracts	379	1,373,113	1,310,166
Total	9,339	$26,891,497	$25,805,799

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the three months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	275	$380,724
Premier Consumer Loans	38	199,325
Other Consumer Loans	1,065	2,405,262
Real Estate Loans	1	1,832
Sales Finance Contracts	68	155,141
Total	1,447	$3,142,284

TDRs that occurred during the twelve months ended June 30, 2019 and subsequently defaulted during the three months ended June 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,902	$3,478,965
Real Estate Loans	-	-
Sales Finance Contracts	63	156,739
Total	1,965	$3,635,704

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the six months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	665	$961,371
Premier Consumer Loans	81	465,502
Other Consumer Loans	2,338	4,913,928
Real Estate Loans	1	1,832
Sales Finance Contracts	149	336,613
Total	3,234	$6,679,246

TDRs that occurred during the twelve months ended June 30, 2019 and subsequently defaulted during the six months ended June 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	3,351	$5,957,308
Real Estate Loans	-	-
Sales Finance Contracts	132	312,212
Total	3,483	$6,269,520